Redeemable Convertible Preferred Units and Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Redeemable Convertible Preferred Units and Equity

Note 10  — Redeemable Convertible Preferred Units and Equity

Redeemable convertible preferred units

The following tables present the Company’s authorized and outstanding redeemable convertible preferred units (in thousands except per unit amounts):

	As of September 30, 2021
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Unit Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	33,107	1.00	$111,688	$39,724
Series B	69,933	69,933	1.48	278,827	125,755
Series B-2	47,000	32,000	2.00	145,965	74,139
Series C	105,992	95,686	2.64	498,036	277,970
Series C-1	28,256	28,256	1.85	124,083	56,907
Series C-2	8,706	8,706	1.98	39,481	18,968
Series D-1	150,000	—	—	—	—
Series D-2	300,000	—	—	—	—
Total	744,887	267,688		$1,198,080	$593,463

	As of December 31, 2020
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Units Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	33,107	1.00	$68,334	$38,288
Series B	69,933	69,933	1.48	175,416	121,209
Series B-2	47,000	32,000	2.00	94,261	71,459
Series C	105,992	95,686	2.64	330,071	267,922
Series C-1	28,256	28,256	1.85	78,656	54,850
Series C-2	8,706	8,706	1.98	25,241	18,283
Series D-1	150,000	—	—	—	—
Series D-2	300,000	—	—	—	—
Total	744,887	267,688		$771,979	$572,011

On May 21, 2020, concurrent with the issuance of the D-1 Convertible Notes, the Company authorized the issuance of up to 150,000,000 Series D-1 preferred units and 300,000,000 Series D-2 preferred units. As of December 31, 2020, no Series D-1 or D-2 preferred units were issued and outstanding. See more information regarding the issuance of the D-1 Convertible Notes in Note 9 — Debt. Additionally, in December 2020, the Company sold and issued an aggregate of 270,387 units of Series C-1 preferred units to a certain director of the Company in exchange for gross proceeds of $0.5 million.

The Company classifies its issued Series A preferred units, Series B preferred units, Series B-2 preferred units, Series C preferred units, Series C-1 preferred units, Series C-2 preferred units, Series D-1 preferred units and Series D-2 preferred units (collectively the “Redeemable Convertible Preferred Units”) as temporary equity within the Company’s condensed consolidated balance sheets because the instruments contain redemption and liquidation rights that are not solely within control of the Company. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company adjusted the carrying values of the Redeemable Convertible Preferred Units to their maximum redemption values at the end of each reporting period through April 1, 2021 (see additional information under the "Redemption" subheading below). The Company recorded adjustments of nil and $426.1 million to remeasure its Redeemable Convertible Preferred Units to their maximum redemption values during the three and nine months ended September 30, 2021, respectively. The Company recorded adjustments of $51.6 million and $45.0 million to remeasure its Redeemable Convertible Preferred Units to their maximum redemption values during the three and nine months ended September 30, 2020, respectively.

Pursuant to the Second Amended and Restated Limited Liability Company Agreement of Vacasa Holdings LLC (“LLC Agreement”), the rights, preferences and privileges of the holders of the Company’s Redeemable Convertible Preferred Units at December 31, 2020 are as follows:

Voting

Each holder of a preferred unit shall have the right to one vote, for each common unit into which such redeemable convertible preferred unit is then convertible, on any matter requiring approval of such units. Except as provided by law or the provisions of the Company’s LLC Agreement, the holders of the redeemable convertible preferred units and holders of common units shall vote together on all matters as a single class.

The Company’s board consists of up to 8 members. The holders of the redeemable convertible preferred units and common units currently have the right to select the Company’s Board of Managers (the “Board) as follows:

(a)	As long as 25% of the Series A preferred units remain outstanding, Series A preferred units shall be entitled to designate 1 manager;
(b)	As long as 25% of the Series B preferred units and Series B-2 preferred units remain outstanding, the holders of a majority of the Series B preferred units and Series B-2 preferred units, voting together as a single class, shall be entitled to designate 1 manager;
(c)	As long as 25% of the Series C preferred units remain outstanding, the holders of the majority of the Series C, Series C-1 and Series C-2 preferred units, voting together as a single class shall be entitled to designate 1 manager;
(d)	As long as the primary Series C investor holds at least 107,381,986 of Series C preferred units on an as-converted basis or 50% of the issued and outstanding D-1 and D-2 preferred units, such investor shall be entitled to designate 1 manager;

(e)	the holders of a majority of the convertible preferred units (voting together as a single class and on an as-converted basis) shall be entitled to designate 1 manager;
(f)	the holders of the majority of the common units (voting separately as a class and not on an as converted basis with the redeemable convertible preferred units) shall be entitled to designate 2 managers one of which shall be the founder manager;
(g)	One manager shall be the then-current Chief Executive Officer of the Company

Pursuant to the Third Amended and Restated Limited Liability Company Agreement of Vacasa Holdings LLC ("Amended LLC Agreement") and the Stockholders Agreement of TurnKey Vacations, Inc., executed concurrently with the TurnKey acquisition on April 1, 2021, the Company is authorized to issue Class A common units, Class B units and Class C units. The Class B units are comprised of 3,250,000,000 Class B Common Units, 35,000,000 Series A Preferred Units, 69,932,428 Series B Preferred Units, 47,000,000 Series B-2 Preferred Units, 105,992,353 Series C Preferred Units, 28,255,455 Series C-1 Preferred Units, 8,706,402 Series C-2 Preferred Units, 150,000,000 D-1 Preferred Units, 300,000,000 Series D-2 Preferred Units, and 60,000,000 Class B Employee Equity Units (collectively, "Class B Units"). At the time of the amendment, the Company’s then issued and outstanding common units and employee equity units were converted into Class B Common Units and Class B Employee Equity Units on a 1:1 basis. The Company shall at all times reserve and keep available a sufficient number of Class B Common Units for issuance upon conversion of the historical Redeemable Convertible Preferred Units. The Class C units shall include Class C common units and Class C Employee Equity units (collectively, "Class C Units"). At the effective date of the amendment, TurnKey Vacations, Inc. became the sole managing member of Vacasa Holdings, LLC and the Company’s Board size was increased from 8 members up to 13 members. The rights of the historical Redeemable Convertible Preferred Units and holders of common units to appoint the Company’s Board described above remained unchanged except:

a.	the holders of the majority of the Class B Common Units and historical Redeemable Convertible Preferred Units (voting together and on an as converted basis) shall be entitled to designate three independent managers; and
b.	the holders of the majority of the Class A common units shall be entitled to designate two managers, so long as the Class A holders own any shares of Class A common units.

Preferred Return

The holders of the Redeemable Convertible Preferred Units are entitled to receive a preferred return ("Preferred Return") accruing on such preferred unit on a daily basis, from the date of issuance at the rate of 5% per annum on the applicable preferred unit issue price and shall be compounded annually.

Liquidation

In the event of any liquidation, winding-up or dissolution of the Company, whether voluntary or involuntary, or “Deemed Liquidation Event” (as defined below) (collectively, a “Liquidation Event”), after payment of, or other adequate provision for, the debts and obligations of the Company, the Company will distribute the net proceeds or assets available for distribution, whether in cash or in other property, to the holders of the Redeemable Convertible Preferred Units before payment to the holders of the common units or vested employee equity units, subject to a participation threshold. On a Liquidation Event, the holders of redeemable convertible preferred units are entitled to be paid an amount equal to the total unpaid Preferred Return on each preferred unit held by each holder and, following payment of the Preferred Return, holders of Redeemable Convertible Preferred will be entitled to receive their applicable original issue price per preferred unit. Following payment of the Preferred Return and original issue price, holders of Redeemable Convertible Preferred Units, common units and vested employee equity units (subject to achievement of the applicable participation threshold), will be entitled to receive a payment catch up to the highest Preferred Return payment received by a holder (the "Preferred Return Catch-up"). In the event the Company has insufficient assets to pay the holders of units of Redeemable Convertible Preferred Units the full liquidation preference, the holders of Redeemable Convertible Preferred Units would be paid ratably in proportion to the full amounts to which they would otherwise be entitled. Any assets of the Company remaining after payment of the above liquidation preference to the holders of Redeemable Convertible Preferred Units will be distributed to holders of Redeemable Convertible Preferred Units, common units, and vested employee equity units in accordance with the Company’s LLC Agreement.

Pursuant to the Amended LLC Agreement, in the event of a Liquidation Event, after payment of, or other adequate provision for, the debts and obligations of the Company, the Company will distribute the net proceeds or assets available for distribution, whether in cash or in other property (and to the extent there is a combination of cash or other property, such cash and other property shall be distributed pro rata to the members to the extent possible) to the holders of Class A common units, Class B Units and Class C Units as follows:

a.	First, an amount to the holders of the Class A common units for the amount of any payment in cash of interest or repayment in cash of the outstanding D-1 or D-2 convertible notes, as defined in the Amended LLC Agreement;
b.	Second, to the Class A common units, the initial proceeds available for distribution based on the initial Class A percentage until the proceeds are at least equal to Class A common unit threshold value and to the Class B Units, the initial proceeds available for distribution based on the initial Class B percentage until the proceeds are at least equal to Class B Units threshold, as defined in the amended LLC Agreement; and
c.	Third, to the Class A common unit Class B Unit holders and Class C Unit holders based on the percentage of proceeds available for distribution, as defined in the Amended LLC agreement.

The proceeds available for distribution to the Class B Units will be allocated to the holders of the Class B Units (i.e Redeemable Convertible Preferred Unit holders, Class B Common Unit Holders and Class B vested Employee Equity Units) in accordance with the Company’s Amended LLC Agreement. The Company’s Redeemable Convertible Preferred Unit holders will receive a liquidation preference from the amounts distributed to the Class B Units consistent with the liquidation preference described above prior to the Amended LLC Agreement. Any cash or assets allocated to the Class B Units remaining after the payment of the liquidation preference to the holders of Redeemable Convertible Preferred Units will be distributed to holders of Redeemable Convertible Preferred Units, Class B common units, and vested Class B Employee Equity Units, on an as converted basis, in accordance with the Company’s Amended LLC Agreement.

A “Deemed Liquidation Event” means (A) any merger, consolidation, recapitalization or sale of the Company, transfer or issuance of units or other transaction or series of related transactions, in each case, in which the members immediately prior to such transaction or permitted holders do not own and control a majority of the voting power represented by the outstanding equity of the surviving entity after the closing of such transaction; (B) the sale, distribution, lease, transfer, exclusive license or other disposition by the Company or any subsidiary of the Company of all or substantially all the assets of the company and its Subsidiaries taken as a whole, or the sale or disposition of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries; (C) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary; or (D) any bankruptcy or insolvency admission or proceeding.

Conversion

Each redeemable convertible preferred unit is convertible, at the option of the holder, into common units as determined by dividing the redeemable convertible preferred units issue price per unit by the conversion price in effect at the time of conversion. The conversion price for each of the Series A preferred units, Series B preferred units, Series B-2 preferred units, Series C preferred units, Series C-1 preferred units, and Series C-2 preferred units, giving effect to the issuance and sale of the senior secured convertible D-1 notes, is $1.00, $1.3883, $1.8090, $2.3281, $1.6870, and $1.7939 per unit. The conversion price for each class of redeemable convertible preferred units is subject to adjustments for any subdivision or combination of common units, reclassification, exchange and substitution of the redeemable convertible preferred units into the same or a different number of securities, and applicable dilutive issuances, in effect on the date of the conversion. However, any adjustments made to the conversion price of the redeemable convertible preferred units may be waived either prospectively or retroactively and either generally or in a particular instance, by written consent of holders of 55% or more of the respective series of redeemable convertible preferred units then issued and outstanding, voting together as a single class, on an as-converted basis.

Under the terms of the Company’s LLC Agreement, Redeemable Convertible Preferred Units shall automatically be converted into common units upon the occurrence of specific events, including a firm commitment underwriting public offering (“Qualified Public Offering”) with aggregate net proceeds of not less than $100,000,000 and the price offered for each Series C preferred unit, is at least equal to one and one-half multiplied by the Series C preferred issue price (subject to adjustments for distributions, splits, combinations and similar events) or (ii) the written consent of the holders of a majority of the outstanding units of such series of redeemable convertible preferred units.

Pursuant to the terms of the Amended LLC Agreement, the Company’s Redeemable Convertible Preferred Units will be converted into Class B common units and the definition of Qualified Public Offering was expanded to also include a deSPAC transaction. There were no changes to the conversion prices or automatic conversion features.

Redemption

Certain investors holding the majority of the Series B preferred units, Series B-2 preferred units, and Series C preferred units hold the right to elect to require the Company to redeem all or a portion of such units by providing written request delivered any time on or after October 22, 2022 and such time as no senior secured convertible D-1 and D-2 notes remain outstanding. The same right will be held by the Series D-1 and D-2 preferred units, if any senior secured convertible D-1 and D-2 notes are converted. Such election is to be made in writing by the holders of the respective redeemable convertible preferred units, detailing the number of Series B preferred units, Series B-2 preferred units, Series C preferred units, Series D-1 preferred units, and Series D-2 preferred units to be redeemed

(“Redemption Triggering Notice”). Upon delivery of a Redemption Trigger Notice by the holders of redeemable convertible preferred units with redemption rights, each holder of Series A preferred units, Series B preferred units, Series B-2 preferred units, Series C preferred units, Series C-1 preferred units, and Series C-2 preferred units, Series D-1 preferred units and Series D-2 preferred units can elect to redeem all or a portion of the holder’s preferred units on a pari passu basis with the Series B preferred units, Series B-2 preferred units, Series C preferred units, Series D-1 preferred units and Series D-2 preferred units initially redeemed ("tag along rights"). After the initial redemption, each redeemable convertible preferred unit holder could require the Company to redeem, out of all available assets of the Company, all or a portion of the redeemable convertible preferred units held by such preferred unit holder which had not been converted into common units in accordance with the terms of the agreement. The Company shall redeem the respective redeemable convertible preferred units by paying in cash the amount equal to or greater of the preferred unit issue price plus an amount equal to the preferred unpaid return and the fair market value in respect of such redeemable convertible preferred unit. The Redeemable Convertible Preferred Units have been adjusted to their maximum redemption value at the end of each reporting period.

Pursuant to the Amended LLC Agreement, the redemption rights of the redeemable convertible preferred unit holders were removed. As such, the Company no longer adjusts the carrying value of the redeemable convertible preferred units to the maximum redemption values at each balance sheet date. The Company will continue to classify its redeemable convertible preferred units outside of permanent equity because the shares are considered effectively redeemable upon a deemed liquidation event. Subsequent to April 1, 2021, the Company did not adjust the carrying value of the redeemable convertible preferred units to the deemed liquidation value of such units as a qualifying liquidation event was not probable.

Preferred Unit Warrants

In connection with the termination of the Company’s Facility B Convertible Term Loan, on November 6, 2019, the Company issued Series A preferred unit warrants (the “Series A Preferred Unit Warrants”), which allowed the holder to purchase 5,000,000 units of the Company’s Series A preferred units with an exercise price of $1.00 per Series A preferred unit. The warrants had an expiration date of September 30, 2020. The fair value of the warrants on the issuance date of $2.1 million was recorded as a loss on debt extinguishment with a corresponding amount recorded to Accrued expenses and other current liabilities in the condensed consolidated balance sheets. The warrants were initially recorded as a warrant derivative liability due to the underlying Series A preferred units being classified as temporary equity and measured at fair value each reporting date. The warrants are measured at fair value each period with changes in fair value recorded in Other income (expense), net in the condensed consolidated statements of operations. On September 2, 2020, the Series A Preferred Unit Warrants were cashless exercised for 3,107,279 Series A preferred units. Upon exercise, the Company reclassified the related warrant derivative liability to the Series A preferred unit balance in temporary equity on the condensed consolidated balance sheet.

Common Units

As of December 31, 2020, the Company is authorized to issue 3,250,000,000 common units.

Pursuant to the Amended LLC Agreement which was adopted on April 1, 2021, the Company is authorized to issue not more than 161,518,057 Class A common units, 3,250,000,000 Class B common units and nil Class C common units. Each common unit entitles the holder to one vote on all matters subject to vote by the unit holders. At the effective date of the Amended LLC Agreement, the Company issued 161,518,057 Class A common units and all the then outstanding common units were reclassified to Class B common units on a 1:1 basis. No changes were made to the total number of authorized and outstanding Redeemable Convertible Preferred Units, common unit warrants or UARs outstanding.Upon conversion, the Company’s Redeemable Convertible Preferred Units and common unit warrants shall convert into Class B common units. The Company is also authorized to issue up to 60,000,000 Class B Employee Equity Units and 21,411,801 Class C Employee Equity Units. The Company’s previously outstanding Employee Equity Units were converted into Class B Employee Equity Units on a 1:1 basis.

Class A, Class B and Class C common units are referred to as common units throughout the notes to the condensed consolidated financial statements unless otherwise noted. Also, Class B and Class C Employee Equity Units are referred to as Employee Equity Units throughout the notes to the condensed consolidated financial statements unless otherwise noted.

As of September 30, 2021 and December 31, 2020, the Company had 340,432,417 and 176,824,152 common units issued and outstanding, respectively.

The Company had Class B common units reserved for issuance as follows (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Conversion of outstanding Redeemable Convertible Preferred Units	292,201	292,201
Unit appreciation rights issued and outstanding	13,520	13,345
Conversion of Series D-1 convertible notes	119,796	114,820
Exercise and conversion of common unit warrants	5,430	7,453
Total	430,947	427,819

Common Unit Warrants

On September 9, 2015, the Company issued an investor, in connection with a borrowing arrangement, common unit warrants to purchase 937,077 common units at an exercise price of less than $0.01 per unit. Additionally, on March 28, 2017, the Company issued the investor additional common unit warrants to purchase up to an additional 1,086,000 of common units at an exercise price of $0.01 per unit. The common unit warrants expire on September 9, 2022 and March, 28, 2026, respectively. These warrants are classified within permanent equity. In September 2021, the investor net-exercised these warrants in exchange for 2,020,000 common units.

On December 31, 2015, the Company issued a certain investor, in connection with the issuance of the Series A preferred units, common unit warrants to purchase 5,430,000 common units at an exercise price of less than $0.01 per unit. The common unit warrants expire on December 31, 2025. These warrants are liability classified under ASC 815-40, Contracts in Entity’s Own Equity, as the warrants contain certain provisions that result in the holder receiving additional common units upon exercise as a result of the Company issuing any equity securities after the initial issuance of the warrants. The warrant derivative liability is recorded in Accrued expenses and other current liabilities on the condensed consolidated balance sheets. The warrants will continue to be measured at fair value each period until exercised. If the Holder has not exercised the warrants prior to the closing of a Deemed Liquidation Event or an initial public offering or as of the expiration date, then the Warrants will be deemed to be exercised in full through a cashless exercise, in which case the holder would receive upon such exercise the net number of common units, determined taking into account the fair market value of the common unit, exercise price of warrants, and the number of common units that would be issuable upon exercise of the warrants.

Note 11 — Redeemable Convertible Preferred Units and Equity

Redeemable convertible preferred units

The following tables present the Company’s authorized and outstanding redeemable convertible preferred units (in thousands except per unit amounts):

	As of December 31, 2020
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Units Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	33,107	1.00	$68,334	$38,288
Series B	69,933	69,933	1.48	175,416	121,209
Series B-2	47,000	32,000	2.00	94,261	71,459
Series C	105,992	95,686	2.64	330,071	267,922
Series C-1	28,256	28,256	1.85	78,656	54,850
Series C-2	8,706	8,706	1.98	25,241	18,283
Series D-1	150,000	—	—	—	—
Series D-2	300,000	—	—	—	—
Total	744,887	267,688		$771,979	$572,011

	As of December 31, 2019
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Units Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	30,000	$1.00	$42,143	$36,465
Series B	69,933	69,933	1.48	124,325	115,437
Series B-2	47,000	32,000	2.00	69,701	68,056
Series C	105,992	95,686	2.64	255,164	255,164
Series C-1	27,985	27,985	1.85	55,458	52,239
Series C-2	8,706	8,706	1.98	18,214	17,412
Total	294,616	264,310		$565,005	$544,773

On May 21, 2020, concurrent with the issuance of the D-1 Convertible Notes, the Company authorized the issuance of up to 150,000,000 Series D-1 preferred units and 300,000,000 Series D-2 preferred units. As of December 31, 2020, no Series D-1 or D-2 preferred units were issued and outstanding. See more information regarding the issuance of the D-1 Convertible Notes in Note 9 — Debt.

On October 22, 2019, the Company sold and issued an aggregate of 95,686,490 units of Series C preferred units, 28,255,455 units of Series C-1 preferred units and 8,706,402 units of Series C-2 preferred units in exchange for gross proceeds of $252.8 million, $51.7 million and $17.2 million, respectively. The preferred unit issuance costs for the Series C, C-1 and C-2 preferred units were $6.9 million, $1.4 million, and $0.5 million, respectively. Additionally, in December 2020, the Company sold and issued an aggregate of 270,387 units of Series C-1 preferred units to a certain director of the Company in exchange for gross proceeds of $0.5 million.

The Company classifies its issued Series A preferred units, Series B preferred units, Series B-2 preferred units, Series C preferred units, Series C-1 preferred units, Series C-2 preferred units, Series D-1 preferred units and Series D-2 preferred units (collectively the “Redeemable Convertible Preferred Units”) as temporary equity within the Company’s consolidated balance sheets because the instruments contain redemption and liquidation rights that are not solely within control of the Company. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company adjusts the carrying values of the Redeemable Convertible Preferred Units to their maximum redemption values at the end of each reporting period. Through April 1, 2021, the Company recorded adjustments of $202.4 million and $42.2 million to measure its Redeemable Convertible Preferred Units to their maximum redemption values during the years ended December 31, 2020 and 2019, respectively.

Pursuant to the Second Amended and Restated Limited Liability Company Agreement of Vacasa Holdings LLC (“LLC Agreement”), the rights, preferences and privileges of the holders of the Company’s Redeemable Convertible Preferred Units at December 31, 2020 are as follows:

Voting

Each holder of a preferred unit shall have the right to one vote, for each common unit into which such redeemable convertible preferred unit is then convertible, on any matter requiring approval of such units. Except as provided by law or the provisions of the Company’s LLC Agreement, the holders of the redeemable convertible preferred units and holders of common units shall vote together on all matters as a single class.

The Company’s board consists of up to 8 members. The holders of the redeemable convertible preferred units and common units currently have the right to select the Company’s Board of Managers (the “Board) as follows:

(a)	As long as 25% of the Series A preferred units remain outstanding, Series A preferred units shall be entitled to designate 1 manager;
(b)	As long as 25% of the Series B preferred units and Series B-2 preferred units remain outstanding, the holders of a majority of the Series B preferred units and Series B-2 preferred units, voting together as a single class, shall be entitled to designate 1 manager;
(c)	As long as 25% of the Series C preferred units remain outstanding, the holders of the majority of the Series C, Series C-1 and Series C-2 preferred units, voting together as a single class shall be entitled to designate 1 manager;
(d)	As long as the primary Series C investor holds at least 107,381,986 of Series C preferred units on an as-converted basis or 50% of the issued and outstanding D-1 and D-2 preferred units, such investor shall be entitled to designate 1 manager;
(e)	the holders of a majority of the convertible preferred units (voting together as a single class and on an as-converted basis) shall be entitled to designate 1 manager;
(f)	the holders of the majority of the common units (voting separately as a class and not on an as converted basis with the redeemable convertible preferred units) shall be entitled to designate 2 managers one of which shall be the founder manager;
(g)	One manager shall be the then-current Chief Executive Officer of the Company

Preferred Return

The holders of the Redeemable Convertible Preferred Units are entitled to receive a preferred return (“Preferred Return”) accruing on such preferred unit on a daily basis, from the date of issuance at the rate of 5% per annum on the applicable preferred unit issue price and shall be compounded annually.

Liquidation

In the event of any liquidation, winding-up or dissolution of the Company, whether voluntary or involuntary, or “Deemed Liquidation Event” (as defined below) (collectively, a “Liquidation Event”), after payment of, or other adequate provision for, the debts and obligations of the Company, the Company will distribute the net proceeds or assets available for distribution, whether in cash or in other property, to the holders of the Redeemable Convertible Preferred Units before payment to the holders of the common units or vested employee equity units, subject to a participation threshold. On a Liquidation Event, the holders of redeemable convertible preferred units are entitled to be paid an amount equal to the total unpaid Preferred Return on each preferred unit held by each holder and, following payment of the Preferred Return, holders of Redeemable Convertible Preferred will be entitled to receive their applicable original issue price per preferred unit. Following payment of the Preferred Return and original issue price, holders of Redeemable Convertible Preferred Units, common units and vested employee equity units (subject to achievement of the applicable participation threshold), will be entitled to receive a payment catch up to the highest Preferred Return payment received by a holder (the “Preferred Return Catch-up”). In the event the Company has insufficient assets to pay the holders of units of Redeemable Convertible Preferred Units the full liquidation preference, the holders of Redeemable Convertible Preferred Units would be paid ratably in proportion to the full amounts to which they would otherwise be entitled. Any assets of the Company remaining after payment of the above liquidation preference to the holders of Redeemable Convertible Preferred Units will be distributed to holders of Redeemable Convertible Preferred Units, common units, and vested employee equity units in accordance with the Company’s LLC Agreement.

A “Deemed Liquidation Event” means (A) any merger, consolidation, recapitalization or sale of the Company, transfer or issuance of units or other transaction or series of related transactions, in each case, in which the members immediately prior to such transaction or permitted holders do not own and control a majority of the voting power represented by the outstanding equity of the surviving entity after the closing of such transaction; (B) the sale, distribution, lease, transfer, exclusive license or other disposition by the Company or any subsidiary of the Company of all or substantially all the assets of the company and its Subsidiaries taken as a whole, or the sale or disposition of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries; (C) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary; or (D) any bankruptcy or insolvency admission or proceeding.

Conversion

Each redeemable convertible preferred unit is convertible, at the option of the holder, into common units as determined by dividing the redeemable convertible preferred units issue price per unit by the conversion price in effect at the time of conversion. The conversion price for each of the Series A preferred units, Series B preferred units, Series B-2 preferred units, Series C preferred units, Series C-1 preferred units, and Series C-2 preferred units, giving effect to the issuance and sale of the senior secured convertible D-1 notes, is $1.00, $1.3883, $1.8090, $2.3281, $1.6870, and $1.7939 per unit. The conversion price for each class of redeemable convertible preferred units is subject to adjustments for any subdivision or combination of common units, reclassification, exchange and substitution of the redeemable convertible preferred units into the same or a different number of securities, and applicable dilutive issuances, in effect on the date of the conversion. However, any adjustments made to the conversion price of the redeemable convertible preferred units may be waived either prospectively or retroactively and either generally or in a particular instance, by written consent of holders of 55% or more of the respective series of redeemable convertible preferred units then issued and outstanding, voting together as a single class, on an as-converted basis.

Under the terms of the Company’s LLC Agreement, Redeemable Convertible Preferred Units shall automatically be converted into common units upon the occurrence of specific events, including a firm commitment underwriting public offering (“Qualified Public Offering”) with aggregate net proceeds of not less than $100,000,000 and the price offered for each Series C preferred unit, is at least equal to one and one-half multiplied by the Series C preferred issue price (subject to adjustments for distributions, splits, combinations and similar events) or (ii) the written consent of the holders of a majority of the outstanding units of such series of redeemable convertible preferred units.

Pursuant to the terms of the Amended LLC Agreement, the Company’s Redeemable Convertible Preferred Units will be converted into Class B common units and the definition of Qualified Public Offering was expanded to also include a deSPAC transaction. There were no changes to the conversion prices or automatic conversion features.

Redemption

Certain investors holding the majority of the Series B preferred units, Series B-2 preferred units, and Series C preferred units hold the right to elect to require the Company to redeem all or a portion of such units by providing written request delivered any time on or after October 22, 2022 and such time as no senior secured convertible D-1 and D-2 notes remain outstanding. The same right will be held by the Series D-1 and D-2 preferred units, if any senior secured convertible D-1 and D-2 notes are converted. Such election is to be made in writing by the holders of the respective redeemable convertible preferred units, detailing the number of Series B preferred units, Series B-2 preferred units, Series C preferred units, Series D-1 preferred units, and Series D-2 preferred units to be redeemed (“Redemption Triggering Notice”). Upon delivery of a Redemption Trigger Notice by the holders of redeemable convertible preferred units with redemption rights, each holder of Series A preferred units, Series B preferred units, Series B-2 preferred units, Series C preferred units, Series C-1 preferred units, and Series C-2 preferred units, Series D-1 preferred units and Series D-2 preferred units can elect to redeem all or a portion of the holder’s preferred units on a pari passu basis with the Series B preferred units, Series B-2 preferred units, Series C preferred units, Series D-1 preferred units and Series D-2 preferred units initially redeemed (“tag along rights”). After the initial redemption, each redeemable convertible preferred unit holder could require the Company to redeem, out of all available assets of the Company, all or a portion of the redeemable convertible preferred units held by such preferred unit holder which had not been converted into common units in accordance with the terms of the agreement. The Company shall redeem the respective redeemable convertible preferred units by paying in cash the amount equal to or greater of the preferred unit issue price plus an amount equal to the preferred unpaid return and the fair market value in respect of such redeemable convertible preferred unit. The Redeemable Convertible Preferred Units have been adjusted to their maximum redemption value at the end of each reporting period.

Preferred Unit Warrants

In connection with the termination of the Company’s Facility B Convertible Term Loan, on November 6, 2019, the Company issued Series A preferred unit warrants (the “Series A Preferred Unit Warrants”), which allowed the holder to purchase 5,000,000 units of the Company’s Series A preferred units with an exercise price of $1.00 per Series A preferred unit. The warrants had an expiration date of September 30, 2020. The fair value of the warrants on the issuance date of $2.1 million was recorded as a loss on debt extinguishment with a corresponding amount recorded to Accrued expenses and other current liabilities in the consolidated balance sheets. The warrants were initially recorded as a warrant derivative liability due to the underlying Series A preferred units being classified as temporary equity and measured at fair value each reporting date. The warrants are measured at fair value each period with changes in fair value recorded in Other income (expense), net in the consolidated statements of operations. On September 2, 2020, the Series A Preferred Unit Warrants were cashless exercised for 3,107,279 Series A preferred units. Upon exercise, the Company reclassified the related warrant derivative liability to the Series A preferred unit balance in temporary equity on the consolidated balance sheet.

Common Units

As of December 31, 2020, the Company is authorized to issue 3,250,000,000 common units. The Company had 176,824,152 common units issued and outstanding as of December 31, 2020 and 2019, respectively. Each common unit entitles the holder to one vote on all matters subject to vote by the unit holders.

The Company had Class B common units reserved for issuance as follows (in thousands):

	As of December 31,
	2020	2019
Conversion of outstanding Redeemable Convertible Preferred Units	292,201	288,798
Unit appreciation rights issued and outstanding	13,345	17,358
Series A preferred unit warrants outstanding	—	5,000
Conversion of Series D-1 convertible notes	114,820	—
Exercise and conversion of common unit warrants	7,453	7,453
Total	427,819	318,609

Common Unit Warrants

On September 9, 2015, the Company issued an investor, in connection with a borrowing arrangement, common unit warrants to purchase 937,077 common units at an exercise price of less than $0.01 per unit. Additionally, on March 28, 2017, the Company issued the investor additional common unit warrants to purchase up to an additional 1,086,000 of common units at an exercise price of $0.01 per unit. The common unit warrants expire on September 9, 2022 and March, 28, 2026, respectively. These warrants are classified within permanent equity. Upon expiration or other certain events, these warrants will automatically convert into common units, as stipulated in the warrant agreement.

On December 31, 2015, the Company issued a certain investor, in connection with the issuance of the Series A preferred units, common unit warrants to purchase 5,430,000 common units at an exercise price of less than $0.01 per unit. The common unit warrants expire on December 31, 2025. These warrants are liability classified under ASC 815-40, Contracts in Entity’s Own Equity, as the warrants contain certain provisions that result in the holder receiving additional common units upon exercise as a result of the Company issuing any equity securities after the initial issuance of the warrants. The warrant derivative liability is recorded in Accrued expenses and other current liabilities on the consolidated balance sheets. The warrants will continue to be measured at fair value each period until exercised. If the Holder has not exercised the warrants prior to the closing of a Deemed Liquidation Event or an initial public offering or as of the expiration date, then the Warrants will be deemed to be exercised in full through a cashless exercise, in which case the holder would receive upon such exercise the net number of common units, determined taking into account the fair market value of the common unit, exercise price of warrants, and the number of common units that would be issuable upon exercise of the warrants.